Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Apr. 30, 2022	Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 44,527,164	$ 57,268,685
Amounts receivable	14,532	12,574
Prepaid expenses	1,684,882	516,891
Total current assets	46,226,578	57,798,150
Investments	2	2
Intellectual property (Note 5)	234,156	245,610
Total assets	46,460,736	58,043,762
Current liabilities
Accounts payable and accrued liabilities	366,291	556,795
Total current liabilities	366,291	556,795
Long term liabilities
Warrant liability (Note 7)	278,396	199,458
Government loans (Note 6)		25,986
Total long term liabilities	278,396	225,444
Shareholders’ equity
Share capital (Note 8)	55,850,788	54,782,633
Share-based payment reserve (Note 9)	5,358,280	2,178,130
Warrant reserve (Note 8)	12,328,545	16,193,475
Accumulated other comprehensive loss	(138,684)	(138,684)
Deficit	(27,582,880)	(15,754,031)
Total shareholders’ equity	45,816,049	57,261,523
Total liabilities and shareholders’ equity	$ 46,460,736	$ 58,043,762